Average Annual Total Returns - VIPGrowthIncomePortfolio-InitialServiceService2PRO - VIPGrowthIncomePortfolio-InitialServiceService2PRO - VIP Growth and Income Portfolio	Apr. 29, 2023
VIP Growth and Income Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(4.95%)
Past 5 years	8.85%
Past 10 years	11.58%
VIP Growth and Income Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(5.02%)
Past 5 years	8.74%
Past 10 years	11.47%
VIP Growth and Income Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(5.17%)
Past 5 years	8.58%
Past 10 years	11.30%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%